Organization and Summary of Significant Accounting Policies - Liquidity (Q3) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 20, 2018 USD ($) $ / shares shares	Apr. 02, 2018 USD ($) warrant $ / shares shares	Sep. 10, 2017 USD ($) $ / shares shares	Apr. 26, 2017 USD ($) warrant $ / shares shares	Mar. 08, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2016 shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 24, 2018 shares	Jun. 22, 2018 $ / shares	May 17, 2018 shares	Apr. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Feb. 28, 2018 $ / shares	Apr. 20, 2017 $ / shares	Dec. 31, 2015 USD ($)	Oct. 17, 2014 $ / shares shares	Aug. 25, 2014 USD ($)
Basis Of Presentation [Line Items]
Accumulated deficit | $								$ 323,373					$ 323,373		$ 315,987	$ 316,308
Working capital | $								4,100					4,100
Net income (loss) | $								(2,838)	$ (3,832)				(7,386)	$ 2,767	321	(7,433)
Net cash used in operating activities | $													(6,475)	(8,073)	(10,571)	(13,780)
Cash | $								5,283					5,283		6,331
Cash and cash equivalents | $								$ 5,283	$ 8,463			$ 8,463	$ 5,283	$ 8,463	$ 6,331	$ 2,087								$ 3,887
Net proceeds from sale of common stock and warrants after transaction costs | $										$ 9,600	$ 9,600
Shares issuable upon exercise of warrants (in shares)								13,095,000					13,095,000		7,084,000
Warrants canceled (shares)																	2,677,160
Common stock, authorized (in shares)								60,000,000					60,000,000		30,000,000	30,000,000			60,000,000
Maximum potential proceeds from divestiture | $					$ 12,700
Proceeds from sale of rights to Vitaros product line | $					11,500
Payment from sale of product-related inventory | $						$ 709
Payment amount to be received for transition services | $												$ 500
Shelf registration statement, available amount | $								$ 95,200					$ 95,200		$ 100,000											$ 100,000
Entity public float, primary public offerings of securities, threshold (less than) | $								$ 75,000					$ 75,000		$ 75,000
Percent of public float eligible to to be raised if under threshold (as a percent)								33.33%					33.33%		33.33%
Loan and Security Agreement
Basis Of Presentation [Line Items]
Repayments of debt | $					$ 6,600
Common Stock
Basis Of Presentation [Line Items]
Issuance of common stock (in shares)							252,842
Common Stock | Loan and Security Agreement
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)																									19,380
Exercise price (in usd per share) | $ / shares																									$ 12.90
2015 and 2016 Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares																		$ 0.42			$ 0.71	$ 8.80
September 2017 Warrants
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)															1,068,000
Exercise price (in usd per share) | $ / shares															$ 1.67
September 2017 Placement Agent Warrants
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)								379,000					379,000		107,000
Exercise price (in usd per share) | $ / shares								$ 0.60					$ 0.60		$ 2.16
September 2018 Financing
Basis Of Presentation [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs | $	$ 1,100
September 2018 Financing | Common Stock
Basis Of Presentation [Line Items]
Issuance of common stock (in shares)	4,600,000
Shares issued, price per share (in usd per share) | $ / shares	$ 0.27
September 2018 Financing | September 2018 Warrants
Basis Of Presentation [Line Items]
Warrant expiration period	5 years
September 2018 Financing | September 2018 Warrants, Tranche 1
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)	3,450,000
Warrant vesting period	6 months
Exercise price (in usd per share) | $ / shares	$ 0.30
September 2018 Financing | September 2018 Warrants, Tranche 2
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)	2,677,160
Warrant vesting period	6 months
Exercise price (in usd per share) | $ / shares	$ 0.40
September 2018 Financing | September 2018 Placement Agent Warrants
Basis Of Presentation [Line Items]
Warrant vesting period	6 months
Exercise price (in usd per share) | $ / shares	$ 0.3375
Warrant expiration period	5 years
September 2018 Financing | September 2018 Placement Agent Warrants | H.C. Wainwright
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)	230,000
April 2018 Financing | Common Stock
Basis Of Presentation [Line Items]
Net proceeds from financing transaction | $		$ 2,900
Number of units sold in transaction (in shares)		7,100,000
Sale of stock, price per share (in usd per share) | $ / shares		$ 0.50
April 2018 Financing | April 2018 Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares		$ 0.50
Warrant expiration period		5 years
Number of warrants attached to each stock unit (in warrants) | warrant		1
Number of securities called by each warrant (in shares)		0.5
April 2018 Financing | April 2018 Placement Agent Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares		$ 0.625
Warrant expiration period		5 years
April 2018 Financing | April 2018 Placement Agent Warrants | H.C. Wainwright
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)		355,000
September 2017 Financing
Basis Of Presentation [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs | $			$ 3,100
September 2017 Financing | Common Stock
Basis Of Presentation [Line Items]
Issuance of common stock (in shares)			2,136,614
Shares issued, price per share (in usd per share) | $ / shares			$ 1.73
September 2017 Financing | September 2017 Warrants
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)			1,068,307
Exercise price (in usd per share) | $ / shares			$ 1.67																	$ 0.60
Warrant expiration period			2 years 6 months
September 2017 Financing | September 2017 Placement Agent Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares			$ 2.16																	$ 0.60
Warrant expiration period			2 years 6 months
September 2017 Financing | September 2017 Placement Agent Warrants | H.C. Wainwright
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)			106,831
April 2017 Financing
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares				$ 1.55
Warrant expiration period				5 years
Sale of stock, price per share (in usd per share) | $ / shares				$ 1.40
Number of warrants attached to each stock unit (in warrants) | warrant				1
April 2017 Financing | Common Stock
Basis Of Presentation [Line Items]
Net proceeds from financing transaction | $				$ 5,900
Number of securities called by each warrant (in shares)				0.75
April 2017 Financing | H.C. Wainwright | Common Stock
Basis Of Presentation [Line Items]
Number of units sold in transaction (in shares)				5,030,000
April 2017 Financing | April 2017 Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares				$ 1.55
Warrant expiration period				5 years
April 2017 Financing | 2017 Underwriter Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares				$ 1.75
Warrant expiration period				5 years
April 2017 Financing | 2017 Underwriter Warrants | H.C. Wainwright
Basis Of Presentation [Line Items]
Shares issuable upon exercise of warrants (in shares)				251,500
April 2017 Warrant Amendment | Private Placement and Placement Agent Warrants
Basis Of Presentation [Line Items]
Exercise price (in usd per share) | $ / shares																							$ 1.55